Investments In And Advances To Unconsolidated Joint Ventures (Selected Combined Financial Information For Unconsolidated Joint Ventures) (Details) (Unconsolidated Joint Ventures [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unconsolidated Joint Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Real estate, net of accumulated depreciation	$ 739,373	$ 801,048	$ 828,452
Total assets	765,427	824,188	849,645
Secured notes payable	290,983	317,143	355,840
Total liabilities	368,018	391,647	431,879
Partners' capital	397,409	432,541	417,766
Rental revenues	62,971	64,322	68,180
Operating expenses	16,270	16,559	17,662
Depreciation expense	33,769	33,003	37,370
Interest expense	20,754	20,591	19,706
Net income (loss)	$ (12,767)	$ (8,285)	$ 1,317